Property, plant and equipment - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Jan. 17, 2021	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 35,488	€ 15,983	[1]
Right-of-use assets	2,326	1,684			€ 1,635
Impairment losses and asset write-offs	137
Property, plant and equipment, pledged as security	1,388	327
Contractual commitments for acquisition of property, plant and equipment	1,712	1,092
FCA and PSA Merger
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment recognised as of acquisition date				€ 20,667
U.S. Dollar and Pound Strling to Euro
Disclosure of detailed information about property, plant and equipment [line items]
Translation differences	1,265
Pound Sterling and Brazilian Real to Euro
Disclosure of detailed information about property, plant and equipment [line items]
Translation differences		(319)
Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(31,961)	(33,134)			€ (32,992)
Impairment losses and asset write-offs	137	92
Translation differences	(85)	530
Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 33,162	€ 14,299

[1]	Refer to Note 3, Scope of consolidation